Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Summary of earnings per share

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2022			2023			2024
	Net profit attributable to shareholders GBPm	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to shareholders GBPm	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to shareholders GBPm	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,634	1,918.5	85.2p	1,781	1,891.8	94.1p	1,934	1,865.9	103.6p
Diluted earnings per share	1,634	1,929.3	84.7p	1,781	1,902.8	93.6p	1,934	1,876.7	103.1p